ORDINARY SHARES - Textual information (Details) - Ordinary Shares - Ordinary share capital - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of shares issued [abstract]
Issued and fully paid (in shares)	714,875,853	536,963,471
Issued in the period (in shares)	177,911,882
Par value per share (in $ per share)	$ 0.001	$ 0.001